Convertible Preferred Stock - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	May 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized					1,000,000		1,000,000	14,051,702
Temporary Equity Par Share Value					$ 0.0001		$ 0.0001	$ 0.001
Proceeds from issuance of common stock							$ 748,888
Accretion of preferred stock considered as deemed dividend					$ 87,000		288,000
Temporary Equity Shares Issued								13,802,758
Proceeds From Issuance Of Convertible Preferred Stock								$ 9,349,675
Minimum
Temporary Equity [Line Items]
Proceeds from issuance of common stock							$ 5,000,000
Transaction and Settlement Agreement | Maxim Group LLC. | First Six Series A Quarterly Dividend Payment Dates
Temporary Equity [Line Items]
Advisory fees				$ 4,300,000
Series A Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized					4,305		4,305	9,429,006
Temporary Equity Par Share Value					$ 0.0001		$ 0.0001
Convertible preferred stock, shares issued						4,305
Voting rights, description							The holders of the Series A Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and are entitled to the number of votes equal to the number of whole shares of common stock into which such holders of preferred stock could convert on the record date for determination of stockholders entitled to vote. Except for the actions requiring the approval or consent of the holders of preferred stock, the holders of preferred stock shall vote together with the holders of common stock and vote as a single class
Dividend payment terms, description							The holders of Series A Preferred Stock shall be entitled to receive, prior and in preference to the declaration or payment of any dividend on any other currently-outstanding capital stock, dividends when, as and if declared by the Board of Directors, payable quarterly on January 1, April 1, July 1 and October 1 of each calendar year (each date a “Series A Quarterly Dividend Payment Date”), commencing on and including July 1, 2022, which dividends shall be paid in cash at a rate of 8.0% per annum on the Series A Original Purchase Price for the first six Series A Quarterly Dividend Payment Dates, which shall increase by 2% per annum from and after each successive Series A Quarterly Dividend Payment Date, up to a maximum of 18%.
Percentage of increase in dividend rate per annum							2.00%
Cash dividends declared or paid							$ 0
Description of conversion terms							Each share of preferred stock is convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, determined by dividing the Series A Original Issuance Price by $12.56 (as may be adjusted for stock splits, dilutive issuances and the like, the “Series A Conversion Price”); provided, however, in no event shall outstanding shares of Series A Preferred Stock be converted into more than 19.99% of the outstanding shares of common stock. The Company shall at all times reserve and keep available out of its authorized but unissued shares of common stock to effect the conversion of three hundred percent (300%) of all shares of Series A Preferred Stock then outstanding.
Preferred stock, conversion price					12.56		$ 12.56
Maximum percentage of outstanding shares of common stock convertible							19.99%
Maximum percentage of reserve available of authorized but unissued shares of common stock to effect the conversion							300.00%
Redemption price					$ 1,000		$ 1,000
Percentage of right on aggregate proceeds					30.00%		30.00%
Temporary Equity Shares Issued					4,305		4,305
Preferred Stock, Amount of Preferred Dividends in Arrears							$ 288,000
Series A Preferred Stock | First Six Series A Quarterly Dividend Payment Dates
Temporary Equity [Line Items]
Dividends rate							8.00%
Series A Preferred Stock | Minimum
Temporary Equity [Line Items]
Proceeds from issuance of common stock							$ 5,000,000
Series A Preferred Stock | Maximum
Temporary Equity [Line Items]
Dividends rate							18.00%
Series A Preferred Stock | Transaction and Settlement Agreement
Temporary Equity [Line Items]
Convertible preferred stock, shares issued				4,305
Original purchase price				$ 1,000
Issuance costs for convertible preferred stock				$ 162,000
Series A One Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								6,000,000
Temporary Equity Par Share Value								$ 0.001
Temporary Equity Shares Issued			6,000,000					6,000,000
Series A Two Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								1,266,667
Temporary Equity Par Share Value								$ 0.001
Temporary Equity Shares Issued			1,266,667					1,266,667
Series A Three Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								527,752
Temporary Equity Par Share Value								$ 0.001
Temporary Equity Shares Issued			527,752					527,752
Series A Four Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								1,016,669
Temporary Equity Par Share Value								$ 0.001
Temporary Equity Shares Issued			1,016,669					1,016,669
Series A Five Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								514,932
Temporary Equity Par Share Value								$ 0.001
Temporary Equity Shares Issued			514,932					514,932
Series A Six Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								102,986
Temporary Equity Par Share Value								$ 0.001
Temporary Equity Shares Issued			102,986					102,986
Series B One Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								4,219,409
Temporary Equity Par Share Value								$ 0.001
Convertible preferred stock, shares issued								3,970,465
Temporary Equity Shares Issued			2,240,507					3,970,465
Series B One Convertible Preferred Stock [Member] | Series B Purchase Agreement [Member]
Temporary Equity [Line Items]
Temporary Equity Par Share Value			$ 2.37
Temporary Equity Shares Issued			1,978,902
Proceeds From Issuance Of Convertible Preferred Stock			$ 5,300,000
Series B Two Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								403,287
Temporary Equity Par Share Value								$ 0.001
Convertible preferred stock, shares issued								403,287
Temporary Equity Shares Issued								403,287
Series B Two Convertible Preferred Stock [Member] | Series B Purchase Agreement [Member]
Temporary Equity [Line Items]
Temporary Equity Shares Issued			403,287
Series B One Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity Par Share Value			$ 2.37
Temporary Equity Shares Issued	886,076	843,882
Proceeds From Issuance Of Convertible Preferred Stock	$ 2,100,000	$ 2,000,000
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized								4,622,696